TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2024
Trade Receivables
TRADE RECEIVABLES

5.	TRADE RECEIVABLES

			Consolidated
	Ref.	12/31/2024	12/31/2023
Trade receivables
Third parties
In Brazil		1,457,840	1,525,773
Abroad		1,563,075	1,801,677
		3,020,915	3,327,450
Estimated credit losses		(212,088)	(226,053)
		2,808,827	3,101,397
Related parties	22.a	92,171	168,367
		2,900,998	3,269,764

The composition of the gross balance of receivables from third party customers is shown as follows:

		Consolidated
	12/31/2024	12/31/2023
Current	2,522,661	2,938,483
Past-due up to 30 days	180,249	129,846
Past-due up to 180 days	139,106	36,568
Past-due over 180 days	178,899	222,553
	3,020,915	3,327,450

The changes in expected credit losses are as follows:

		Consolidated
	12/31/2024	12/31/2023
Opening balance	(226,053)	(232,830)
(Loss)/Reversal estimated	3,964	(2,959)
Recovery and write-offs of receivables	10,001	9,736
Closing balance	(212,088)	(226,053)

The Company carries out credit assignment operations without co-obligation. After the assignment of the customer's trade bills/securities and receipt of the proceeds from the closing of each transaction, CSN settles the related receivables and fully discharges the credit risk of the transactions. Financial charges for the credit assignment operation in the year ended December 31, 2024, were R$ 45,587 (R$ 34,882 in December 31, 2023) in the consolidated statements, classified under financial expense.

Accounting Policy

Receivables are initially recognized at the transaction price, provided that they do not contain financing components, and subsequently measured at amortized cost. When applicable, it is adjusted to present value including the respective taxes and ancillary expenses, and customer credits in foreign currency are adjusted at the exchange rate on the date of the financial statements.

The Company annually measures the expected credit losses for the instrument, where it considers all possible loss events over the life of its receivables, using a loss rate matrix by maturity range adopted by the Company, from the initial moment (recognition) of the asset. This model considers customers' history, default rate, financial situation and the position of their legal advisors to estimate expected credit losses.

In the Mining segment, receivables are provisionally priced at the date revenue is recognized and a provisional invoice issued. Provisionally priced receivables are subsequently measured at fair value through the income statement. The final selling price for all provisionally priced products is based on the price for the quotational period stipulated in the contract. The change in value of the provisionally priced receivable is based on relevant forward market prices and is included in sales revenue.